Revenues (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Number of vessels	23
Performance Obligations [Member]
Performance obligation	$ 643
Contact Fulfilment Costs [Member]
Prepaid Expense and Other Assets, Current	$ 102
Twenty-two out of Twenty-three Vessels Under Time Charter Agreements [Member]
Number of vessels	22
Twenty-two out of Twenty-three Vessels Under Time Charter Agreements [Member] | Minimum [Member]
Time Charter (TC) in years	1.5
Twenty-two out of Twenty-three Vessels Under Time Charter Agreements [Member] | Maximum [Member]
Time Charter (TC) in years	9.7
Vessel Under Voyage Charter [Member]
Number of vessels	1
Fifteen Vessels Under Time Charter Agreements with extensions in Charterers Option [Member] | Minimum [Member]
Time Charter (TC) in years	2.3
Fifteen Vessels Under Time Charter Agreements with extensions in Charterers Option [Member] | Maximum [Member]
Time Charter (TC) in years	9.2